Subsequent Event - Dividend Declaration - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2013 Dividend declared and paid
Subsequent Event [Line Items]
Dividend declared and paid	$ 95,750,000	$ 95,000,000	$ 78,100,000	$ 24,000